UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06367

                                     Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund Third Quarter Report — June 30, 2016	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 3.9% compared with an increase of 2.5% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a)(b) (Unaudited)						Since Inception (01/02/92)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABEX)	3.93%	(0.28)%	8.48%	6.74%	7.21%	9.88%
S&P 500 Index	2.46	3.99	12.10	7.42	5.75	9.01(e)
Nasdaq Composite Index	(0.22)	(1.58)	13.27	9.55	6.61	8.99(e)
Lipper Equity Income Fund Average	3.65	3.70	10.00	6.16	5.77	8.22
Class A (GCAEX)	3.90	(0.28)	8.47	6.74	7.20	9.87
With sales charge (c)	(2.07)	(6.01)	7.20	6.11	6.78	9.61
Class C (GCCEX)	3.71	(1.00)	7.67	5.95	6.55	9.46
With contingent deferred sales charge (d)	2.71	(1.99)	7.67	5.95	6.55	9.46
Class I (GCIEX)	3.98	(0.02)	8.75	6.97	7.37	9.97

In the current prospectuses dated January 28, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.7%
	Aerospace — 2.4%
64,000	Aerojet Rocketdyne Holdings Inc.†	$1,169,920
2,000	Lockheed Martin Corp.	496,340
10,000	Raytheon Co.	1,359,500
193,000	Rockwell Automation Inc.	22,160,260
2,000	Rockwell Collins Inc.	170,280
1,500,000	Rolls-Royce Holdings plc	14,207,836
113,600,000	Rolls-Royce Holdings plc, Cl. C†	151,231
54,000	The Boeing Co.	7,012,980

		46,728,347

	Agriculture — 0.7%
100,000	Archer Daniels Midland Co.	4,289,000
81,500	Monsanto Co.	8,427,915
12,000	The Mosaic Co.	314,160

		13,031,075

	Automotive — 0.4%
230,000	Ford Motor Co.	2,891,100
275,000	Navistar International Corp.†	3,214,750
31,000	PACCAR Inc.	1,607,970

		7,713,820

	Automotive: Parts and Accessories — 2.8%
8,000	BorgWarner Inc.	236,160
200,000	Dana Holding Corp.	2,112,000
70,000	Federal-Mogul Holdings Corp.†	581,700
486,000	Genuine Parts Co.	49,207,500
36,000	Modine Manufacturing Co.†	316,800
4,000	O’Reilly Automotive Inc.†	1,084,400
31,000	Tenneco Inc.†	1,444,910

		54,983,470

	Aviation: Parts and Services — 0.3%
40,000	Curtiss-Wright Corp.	3,370,000
29,000	United Technologies Corp.	2,973,950

		6,343,950

	Broadcasting — 1.5%
350,359	CBS Corp., Cl. A, Voting	20,187,686
54,000	CBS Corp., Cl. B, Non-Voting	2,939,760
65,575	Liberty Global plc, Cl. A†	1,905,611
160,540	Liberty Global plc, Cl. C†	4,599,464
36,000	MSG Networks Inc., Cl. A†	552,240

		30,184,761

	Building and Construction — 0.7%
228,000	Fortune Brands Home & Security Inc.	13,217,160

	Business Services — 1.2%
37,000	Automatic Data Processing Inc.	3,399,190
150,000	Diebold Inc.	3,724,500
100,000	MasterCard Inc., Cl. A	8,806,000
12,000	MSC Industrial Direct Co. Inc., Cl. A	846,720

Shares		Market Value
40,000	Pentair plc	$2,331,600
30,000	S&P Global Inc.	3,217,800
4,000	Vectrus Inc.†	113,960

		22,439,770

	Cable and Satellite — 0.8%
10,000	AMC Networks Inc., Cl. A†	604,200
200	Cable One Inc.	102,281
2,200	Charter Communications Inc., Cl. A†	503,008
168,000	DISH Network Corp., Cl. A†	8,803,200
16,000	EchoStar Corp., Cl. A†	635,200
8,182	Liberty Global plc LiLAC, Cl. A†	263,942
20,030	Liberty Global plc LiLAC, Cl. C†	650,787
60,000	Scripps Networks Interactive Inc., Cl. A	3,736,200

		15,298,818

	Communications Equipment — 0.7%
700,000	Corning Inc.	14,336,000

	Computer Hardware — 1.0%
22,000	Apple Inc.	2,103,200
240,000	HP Inc.	3,012,000
100,000	International Business Machines Corp.	15,178,000

		20,293,200

	Computer Software and Services — 1.4%
11,000	CDK Global Inc.	610,390
100,000	EMC Corp.	2,717,000
111,500	Fidelity National Information Services Inc.	8,215,320
300,000	Hewlett Packard Enterprise Co.	5,481,000
50,000	Microsoft Corp.	2,558,500
23,000	NetScout Systems Inc.†	511,750
170,000	Yahoo! Inc.†	6,385,200

		26,479,160

	Consumer Products — 4.5%
44,000	Altria Group Inc.	3,034,240
82,000	Edgewell Personal Care Co.†	6,921,620
62,000	Energizer Holdings Inc.	3,192,380
2,000	National Presto Industries Inc.	188,700
50,000	Philip Morris International Inc.	5,086,000
98,000	Reckitt Benckiser Group plc	9,771,689
19,000	Svenska Cellulosa AB, Cl. A	603,863
1,200,000	Swedish Match AB	41,485,929
164,000	The Procter & Gamble Co.	13,885,880
81,000	Unilever NV - NY Shares	3,802,140

		87,972,441

	Consumer Services — 0.2%
3,500	Allegion plc	243,005
122,000	Rollins Inc.	3,570,940

		3,813,945

	Diversified Industrial — 4.4%
100,000	Crane Co.	5,672,000

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
80,000	Eaton Corp. plc	$4,778,400
700,000	General Electric Co.	22,036,000
197,000	Honeywell International Inc.	22,915,040
50,000	ITT Inc.	1,599,000
50,000	Jardine Matheson Holdings Ltd.	2,915,500
180,000	Jardine Strategic Holdings Ltd.	5,432,400
120,000	Textron Inc.	4,387,200
350,000	Toray Industries Inc.	2,946,691
26,000	Trinity Industries Inc.	482,820
300,000	Tyco International plc	12,780,000

		85,945,051

	Electronics — 1.1%
29,000	Dolby Laboratories Inc., Cl. A	1,387,650
45,000	Sony Corp.	1,302,087
85,000	Sony Corp., ADR	2,494,750
74,000	TE Connectivity Ltd.	4,226,140
180,000	Texas Instruments Inc.	11,277,000

		20,687,627

	Energy and Utilities: Electric — 0.3%
12,000	American Electric Power Co. Inc.	841,080
7,000	Avangrid Inc.	322,420
45,000	El Paso Electric Co.	2,127,150
50,000	Korea Electric Power Corp., ADR	1,296,500
105,000	The AES Corp.	1,310,400

		5,897,550

	Energy and Utilities: Integrated — 0.8%
8,501	California Resources Corp.	103,706
18,000	Dominion Resources Inc.	1,402,740
8,000	Duke Energy Corp.	686,320
210,000	Energy Transfer Equity LP	3,017,700
29,000	Eni SpA	467,296
16,000	Eversource Energy	958,400
6,500	Iberdrola SA, ADR	176,150
2,000	NextEra Energy Inc.	260,800
67,500	OGE Energy Corp.	2,210,625
59,000	PNM Resources Inc.	2,090,960
40,000	TECO Energy Inc.	1,105,600
55,000	Westar Energy Inc.	3,084,950

		15,565,247

	Energy and Utilities: Natural Gas — 1.3%
6,000	AGL Resources Inc.	395,820
2,000	Atmos Energy Corp.	162,640
100,000	Kinder Morgan Inc.	1,872,000
211,000	National Fuel Gas Co.	12,001,680
17,000	ONE Gas Inc.	1,132,030
125,000	ONEOK Inc.	5,931,250
24,000	Piedmont Natural Gas Co. Inc.	1,442,880
14,000	Southwest Gas Corp.	1,101,940

Shares		Market Value
58,000	Spectra Energy Corp.	$2,124,540

		26,164,780

	Energy and Utilities: Oil — 3.8%
191,000	Anadarko Petroleum Corp.	10,170,750
195,000	BP plc, ADR	6,924,450
130,000	Chevron Corp.	13,627,900
145,000	ConocoPhillips	6,322,000
16,000	Denbury Resources Inc.	57,440
54,000	Devon Energy Corp.	1,957,500
125,000	Exxon Mobil Corp.	11,717,500
115,000	Hess Corp.	6,911,500
28,000	Marathon Oil Corp.	420,280
36,000	Marathon Petroleum Corp.	1,366,560
90,000	Occidental Petroleum Corp.	6,800,400
3,000	PetroChina Co. Ltd., ADR	203,760
2,000	Repsol SA, ADR	25,540
113,000	Royal Dutch Shell plc, Cl. A, ADR	6,239,860
17,000	Total SA, ADR	817,700

		73,563,140

	Energy and Utilities: Services — 1.4%
350,000	Halliburton Co.	15,851,500
94,000	Oceaneering International Inc.	2,806,840
60,000	Schlumberger Ltd.	4,744,800
875,000	Weatherford International plc†	4,856,250

		28,259,390

	Energy and Utilities: Water — 0.2%
22,500	Aqua America Inc.	802,350
80,000	Severn Trent plc	2,593,288

		3,395,638

	Entertainment — 1.6%
150,000	Grupo Televisa SAB, ADR	3,906,000
12,000	The Madison Square Garden Co, Cl. A†	2,070,120
115,000	Time Warner Inc.	8,457,100
140,016	Twenty-First Century Fox Inc., Cl. B	3,815,436
300,000	Viacom Inc., Cl. A	13,926,000

		32,174,656

	Environmental Services — 0.7%
50,000	Republic Services Inc.	2,565,500
171,000	Waste Management Inc.	11,332,170

		13,897,670

	Equipment and Supplies — 1.3%
34,000	A.O. Smith Corp.	2,995,740
16,346	Danaher Corp.	1,650,946
190,000	Flowserve Corp.	8,582,300
24,000	Graco Inc.	1,895,760
12,000	Ingersoll-Rand plc	764,160
26,000	Minerals Technologies Inc.	1,476,800
190,000	Mueller Industries Inc.	6,057,200

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
16,000	Parker Hannifin Corp.	$1,728,800
15,000	Tenaris SA, ADR	432,600

		25,584,306

	Financial Services — 17.8%
6,500	Alleghany Corp.†	3,572,270
350,000	AllianceBernstein Holding LP	8,155,000
351,000	American Express Co.	21,326,760
420,000	American International Group Inc.	22,213,800
31,900	Argo Group International Holdings Ltd.	1,655,610
22,932	Banco Popular Espanol SA	29,292
5,195	Banco Santander Chile, ADR	100,627
155,000	Banco Santander SA, ADR	607,600
335,000	Bank of America Corp.	4,445,450
13,056	BNP Paribas SA	576,008
510,000	Citigroup Inc.	21,618,900
32,000	Deutsche Bank AG†	439,360
70,000	Dundee Corp., Cl. A†	413,406
44,000	Eaton Vance Corp.	1,554,960
130,000	Federated Investors Inc., Cl. B	3,741,400
34,000	Fidelity Southern Corp.	532,780
260,000	H&R Block Inc.	5,980,000
54,000	Interactive Brokers Group Inc., Cl. A	1,911,600
315,034	Janus Capital Group Inc.	4,385,273
270,000	JPMorgan Chase & Co.	16,777,800
82,758	Julius Baer Group Ltd.	3,289,133
32,000	Kemper Corp.	991,360
90,100	Kinnevik AB, Cl. A	2,326,858
19,000	Kinnevik AB, Cl. B	449,135
440,000	Legg Mason Inc.	12,975,600
15,000	Leucadia National Corp.	259,950
160,000	Loews Corp.	6,574,400
155,000	M&T Bank Corp.	18,325,650
340,000	Marsh & McLennan Companies Inc.	23,276,400
370,000	Morgan Stanley	9,612,600
288,000	Navient Corp.	3,441,600
75,000	Northern Trust Corp.	4,969,500
35,000	Och-Ziff Capital Management Group LLC, Cl. A	133,000
40,000	Oritani Financial Corp.	639,600
40,000	Popular Inc.	1,172,000
14,000	Royal Bank of Canada	827,260
315,000	SLM Corp.†	1,946,700
170,000	State Street Corp.	9,166,400
310,000	Sterling Bancorp	4,867,000
12,000	SunTrust Banks Inc.	492,960
82,000	T. Rowe Price Group Inc.	5,983,540
100,000	TD Ameritrade Holding Corp.	2,847,500
1,160,000	The Bank of New York Mellon Corp.	45,066,000
3,000	The Dun & Bradstreet Corp.	365,520
21,000	The Goldman Sachs Group Inc.	3,120,180
140,000	The Hartford Financial Services Group Inc.	6,213,200

Shares		Market Value
106,000	The PNC Financial Services Group Inc.	$8,627,340
17,000	The Travelers Companies Inc.	2,023,680
75,000	W. R. Berkley Corp.	4,494,000
148,000	Waddell & Reed Financial Inc., Cl. A	2,548,560
840,000	Wells Fargo & Co.	39,757,200
375,000	Wright Investors’ Service Holdings Inc.†	431,250

		347,252,972

	Food and Beverage — 14.3%
1,000	Ajinomoto Co. Inc.	23,299
30,000	Anheuser-Busch InBev NV	3,915,215
187,500	Brown-Forman Corp., Cl. A	20,255,625
19,000	Brown-Forman Corp., Cl. B	1,895,440
198,000	Campbell Soup Co.	13,172,940
80,000	Coca-Cola Amatil Ltd., ADR	490,000
20,000	Coca-Cola European Partners plc	713,800
14,500	Coca-Cola Femsa SAB de CV, ADR	1,202,920
9,400	Constellation Brands Inc., Cl. A	1,554,760
144,000	Danone SA	10,133,215
550,000	Davide Campari-Milano SpA	5,420,042
97,000	Diageo plc, ADR	10,949,360
58,000	Dr Pepper Snapple Group Inc.	5,604,540
133,000	Fomento Economico Mexicano SAB de CV, ADR	12,301,170
220,000	General Mills Inc.	15,690,400
3,000,000	Grupo Bimbo SAB de CV, Cl. A	9,408,972
148,000	Heineken NV	13,594,451
17,000	Heineken NV, ADR	787,440
230,000	ITO EN Ltd.	8,808,890
35,000	Kellogg Co.	2,857,750
2,000	McCormick & Co. Inc., Cl. V	212,280
28,000	McCormick & Co. Inc., Non-Voting	2,986,760
900,000	Mondelēz International Inc., Cl. A	40,959,000
115,000	Nestlé SA	8,850,230
65,000	Nestlé SA, ADR	5,025,150
130,000	NISSIN FOODS HOLDINGS CO. LTD.	7,037,234
3,850,000	Parmalat SpA	10,006,326
100,000	PepsiCo Inc.	10,594,000
45,000	Pernod Ricard SA	4,998,890
58,000	Remy Cointreau SA	4,986,417
20,000	SABMiller plc	1,163,518
40,000	Sapporo Holdings Ltd.	1,147,727
80,000	The Kraft Heinz Co.	7,078,400
350,000	The Coca-Cola Co.	15,865,500
1,000	The Hershey Co.	113,490
153,000	The WhiteWave Foods Co.†	7,181,820
95,001	Tootsie Roll Industries Inc.	3,660,389
14,500	Tyson Foods Inc., Cl. A	968,455
150,000	Yakult Honsha Co. Ltd.	7,669,588

		279,285,403

	Health Care — 12.7%
35,000	Abbott Laboratories	1,375,850

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
18,000	AbbVie Inc.	$1,114,380
36,000	Aetna Inc.	4,396,680
4,000	Allergan plc†	924,360
90,000	Baxter International Inc.	4,069,800
9,000	Becton, Dickinson and Co.	1,526,310
22,000	Bio-Rad Laboratories Inc., Cl. A†	3,146,440
235,000	Boston Scientific Corp.†	5,491,950
540,000	Bristol-Myers Squibb Co.	39,717,000
395,000	Eli Lilly & Co.	31,106,250
20,000	Express Scripts Holding Co.†	1,516,000
14,076	GlaxoSmithKline plc, ADR	610,054
21,000	Henry Schein Inc.†	3,712,800
105,000	Indivior plc	350,992
245,000	Johnson & Johnson	29,718,500
21,000	Laboratory Corp. of America Holdings†	2,735,670
84,000	Mead Johnson Nutrition Co.	7,623,000
472,500	Merck & Co. Inc.	27,220,725
246,000	Novartis AG, ADR	20,297,460
215,000	Patterson Companies Inc.	10,296,350
505,000	Pfizer Inc.	17,781,050
135,000	Roche Holding AG, ADR	4,448,250
37,000	Roche Holding AG, Genusschein	9,703,738
32,000	St. Jude Medical Inc.	2,496,000
90,000	Tenet Healthcare Corp.†	2,487,600
10,000	UnitedHealth Group Inc.	1,412,000
87,500	William Demant Holding A/S†	1,697,267
61,854	Wright Medical Group NV†	1,074,404
53,500	Zimmer Biomet Holdings Inc.	6,440,330
76,000	Zoetis Inc.	3,606,960

		248,098,170

	Hotels and Gaming — 0.5%
32,320	Interval Leisure Group Inc.	513,888
128,000	Las Vegas Sands Corp.	5,566,720
78,000	MGM Resorts International†	1,765,140
10,000	Starwood Hotels & Resorts Worldwide Inc.	739,500
14,500	Wynn Resorts Ltd.	1,314,280

		9,899,528

	Machinery — 0.9%
6,000	Caterpillar Inc.	454,860
130,000	Deere & Co.	10,535,200
160,000	Xylem Inc.	7,144,000

		18,134,060

	Metals and Mining — 1.1%
886,000	Alcoa Inc.	8,213,220
270,000	Freeport-McMoRan Inc.	3,007,800
254,000	Newmont Mining Corp.	9,936,480

		21,157,500

Shares		Market Value
	Paper and Forest Products — 0.1%
28,000	International Paper Co.	$1,186,640

	Publishing — 0.0%
700	Graham Holdings Co., Cl. B	342,678
3,000	Value Line Inc.	49,050

		391,728

	Real Estate — 0.0%
64,000	Dream Unlimited Corp., Cl. A†	395,309
10,000	Griffin Industrial Realty Inc.	306,500

		701,809

	Real Estate Investment Trusts — 0.9%
45,000	Ryman Hospitality Properties Inc.	2,279,250
2,000	Seritage Growth Properties, Cl. A	99,680
532,000	Weyerhaeuser Co.	15,837,640

		18,216,570

	Retail — 8.7%
16,000	Compagnie Financiere Richemont SA	929,852
24,562	Copart Inc.†	1,203,784
136,000	Costco Wholesale Corp.	21,357,440
466,000	CVS Health Corp.	44,614,840
220,000	Hertz Global Holdings Inc.†	2,435,400
100,000	Ingles Markets Inc., Cl. A	3,730,000
420,000	J.C. Penney Co. Inc.†	3,729,600
454,000	Macy’s Inc.	15,258,940
90,000	Seven & i Holdings Co. Ltd.	3,731,080
368,000	The Home Depot Inc.	46,989,920
27,000	Tractor Supply Co.	2,461,860
121,000	Walgreens Boots Alliance Inc.	10,075,670
86,000	Wal-Mart Stores Inc.	6,279,720
10,000	Weis Markets Inc.	505,500
210,000	Whole Foods Market Inc.	6,724,200

		170,027,806

	Specialty Chemicals — 2.4%
24,000	Albemarle Corp.	1,903,440
6,000	Ashland Inc.	688,620
65,000	E. I. du Pont de Nemours and Co.	4,212,000
294,000	Ferro Corp.†	3,933,720
8,000	FMC Corp.	370,480
46,000	H.B. Fuller Co.	2,023,540
203,000	International Flavors & Fragrances Inc.	25,592,210
2,400	NewMarket Corp.	994,512
2,200	Quaker Chemical Corp.	196,240
31,500	Sensient Technologies Corp.	2,237,760
20,000	The Chemours Co.	164,800
88,000	The Dow Chemical Co.	4,374,480

		46,691,802

	Telecommunications — 3.5%
10,000	AT&T Inc.	432,100

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
430,000	BCE Inc.	$20,343,300
50,000	BT Group plc	272,908
32,000	BT Group plc, ADR	891,200
40,000	CenturyLink Inc.	1,160,400
560,000	Cincinnati Bell Inc.†	2,559,200
340,000	Deutsche Telekom AG, ADR	5,773,200
12,000	Harris Corp.	1,001,280
33,000	Loral Space & Communications Inc.†	1,163,910
25,000	Orange SA, ADR	410,500
48,000	Proximus SA	1,516,813
45,010	Telefonica SA, ADR	426,695
360,000	Telephone & Data Systems Inc.	10,677,600
24,000	TELUS Corp.	772,785
30,000	TELUS Corp., New York	966,000
340,000	Verizon Communications Inc.	18,985,600

		67,353,491

	Transportation — 0.4%
171,000	GATX Corp.	7,518,870

	Wireless Communications — 0.9%
13,000	Millicom International Cellular SA	794,170
42,000	Millicom International Cellular SA, SDR	2,556,526
240,000	NTT DoCoMo Inc.	6,429,671
82,000	Turkcell Iletisim Hizmetleri A/S, ADR†	750,300
32,000	United States Cellular Corp.†	1,256,640
175,000	Vodafone Group plc, ADR	5,405,750

		17,193,057

	TOTAL COMMON STOCKS	1,947,080,378

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
30,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,486,200

	RIGHTS — 0.0%
	Retail — 0.0%
250,017	Safeway Casa Ley, CVR, expire 01/30/19†	87,506
250,017	Safeway PDC, CVR, expire 01/30/17†	12,201

		99,707

	TOTAL RIGHTS	99,707

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
310,000	Kinder Morgan Inc., expire 05/25/17†	5,270

	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	420

	TOTAL WARRANTS	5,690

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 0.1%
	Building and Construction — 0.1%
$ 1,025,000	Layne Christensen Co., 4.250%, 11/15/18	$896,234

	Transportation — 0.0%
600,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18	405,375

	TOTAL CONVERTIBLE CORPORATE BONDS	1,301,609

	CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
2,500,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	3,065,625

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/16†	6,500

	Retail — 0.0%
3,000	Sears Holdings Corp., 8.000%, 12/15/19†	2,445

	TOTAL CORPORATE BONDS	3,074,570

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,094,063,427)	$1,953,048,154

	Aggregate tax cost	$1,102,451,443

	Gross unrealized appreciation	$906,503,321
	Gross unrealized depreciation	(55,906,610)

	Net unrealized appreciation/depreciation	$850,596,711

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of the Rule 144A security amounted to $3,065,625 or 0.16% of total investments.

†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Aerospace	$46,577,116	—	$151,231	$46,728,347
Other Industries (a)	1,900,352,031	—	—	1,900,352,031
Total Common Stocks	1,946,929,147	—	151,231	1,947,080,378
Convertible Preferred Stocks (a)	1,486,200	—		1,486,200
Rights (a)	—	—	99,707	99,707
Warrants (a)	5,690	—	—	5,690
Convertible Corporate Bonds (a)	—	$1,301,609	—	1,301,609
Corporate Bonds (a)	—	3,074,570	—	3,074,570
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,948,421,037	$4,376,179	$250,938	$1,953,048,154

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At June 30, 2016, the Fund held no investments in equity contract for difference swap agreements.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2016, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2016, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

10

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	Anthonie C. van Ekris
Mario J. Gabelli, CFA	Chairman,
Chairman and	BALMAC International, Inc.
Chief Executive Officer,	Salvatore J. Zizza
GAMCO Investors, Inc.	Chairman,
Chairman and	Zizza & Associates Corp.
Chief Executive Officer,
Associated Capital Group, Inc.	OFFICERS
Bruce N. Alpert
Anthony J. Colavita	President
President,	Andrea R. Mango
Anthony J. Colavita, P.C.	Secretary
Agnes Mullady
Vincent D. Enright	Treasurer
Former Senior Vice	Richard J. Walz
President and Chief	Chief Compliance Officer
Financial Officer,
KeySpan Corp.	DISTRIBUTOR
G.distributors, LLC
John D. Gabelli
Senior Vice President,	CUSTODIAN, TRANSFER
G.research, LLC.	AGENT, AND DIVIDEND
DISBURSING AGENT
Robert J. Morrissey	State Street Bank and Trust
Partner,	Company
Morrissey, Hawkins & Lynch
LEGAL COUNSEL
Kuni Nakamura	Skadden, Arps, Slate, Meagher &
President,	Flom LLP
Advanced Polymer, Inc.

Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus,
Pace University

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q216QR

The Gabelli Small Cap Growth Fund Third Quarter Report — June 30, 2016	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 2.3% compared with an increase of 3.8% for the Russell 2000 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a)(b) (Unaudited)						Since Inception (10/22/91)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABSX)	2.30%	(2.29)%	8.82%	8.18%	9.29%	12.35%
Russell 2000 Index	3.79	(6.73)	8.35	6.20	6.96	9.23
Class A (GCASX)	2.30	(2.27)	8.82	8.18	9.28	12.34
With sales charge (c)	(3.58)	(7.89)	7.54	7.54	8.85	12.07
Class C (GCCSX)	2.10	(3.01)	8.01	7.37	8.61	11.92
With contingent deferred sales charge (d)	1.10	(3.98)	8.01	7.37	8.61	11.92
Class I (GACIX)	2.36	(2.04)	9.10	8.41	9.44	12.44

In the current prospectuses dated January 28, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Schedule of Investments — June 30, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 96.6%
	Aerospace — 0.7%
1,245,095	Aerojet Rocketdyne Holdings Inc.†	$22,760,337
25,000	Embraer SA, ADR	543,000
20,000	Innovative Solutions & Support Inc.†	56,400

		23,359,737

	Agriculture — 0.0%
380,000	Black Earth Farming Ltd., SDR†	151,359
12,000	Cadiz Inc.†	70,440
10,000	Ceres Inc.†	3,902

		225,701

	Automotive — 0.5%
1,365,000	Navistar International Corp.†	15,956,850
15,000	PACCAR Inc.	778,050

		16,734,900

	Automotive: Parts and Accessories — 5.8%
236,000	BorgWarner Inc.	6,966,720
610,000	Brembo SpA	33,448,119
90,022	China Automotive Systems Inc.†	290,771
340,000	Cooper Tire & Rubber Co.	10,138,800
1,175,000	Dana Holding Corp.	12,408,000
1,360,000	Federal-Mogul Holdings Corp.†	11,301,600
756,000	Modine Manufacturing Co.†	6,652,800
22,000	Monro Muffler Brake Inc.	1,398,320
198,000	O’Reilly Automotive Inc.†	53,677,800
45,000	Puradyn Filter Technologies Inc.†	2,014
190,000	SORL Auto Parts Inc.†	338,200
80,375	Spartan Motors Inc.	503,147
225,000	Standard Motor Products Inc.	8,950,500
207,000	Strattec Security Corp.(a)	8,439,390
398,000	Superior Industries International Inc.	10,658,440
475,000	Tenneco Inc.†	22,139,750
26,000	Thor Industries Inc.	1,683,240
15,000	Visteon Corp.	987,150

		189,984,761

	Aviation: Parts and Services — 3.7%
25,000	AAR Corp.	583,500
9,500	Astronics Corp.†	315,970
15,616	Astronics Corp., Cl. B†	517,202
36,000	B/E Aerospace Inc.	1,662,300
9,700,000	BBA Aviation plc	28,512,321
486,000	Curtiss-Wright Corp.	40,945,500
44,000	Ducommun Inc.†	870,320
880,018	Kaman Corp.	37,418,365
50,000	KLX Inc.†	1,550,000
85,000	Moog Inc., Cl. A†	4,583,200
16,200	Moog Inc., Cl. B†	870,750
68,000	Woodward Inc.	3,919,520

		121,748,948

	Broadcasting — 1.7%
520,836	ACME Communications Inc.†	24,219

		Market
Shares		Value
247,034	Beasley Broadcast Group Inc., Cl. A	$1,040,013
10,000	Cogeco Communications Inc.	524,788
23,300	Cogeco Inc.	1,006,880
700,000	Crown Media Holdings Inc., Cl. A†	3,535,000
25,000	Gray Television Inc.†	271,250
71,200	Gray Television Inc., Cl. A†	719,120
400,000	ITV plc	956,907
20,512	Liberty Braves Group, Cl. A†	308,500
250,604	Liberty Braves Group, Cl. C†	3,673,855
20,000	Liberty Broadband Corp., Cl. A†	1,188,000
52,362	Liberty Broadband Corp., Cl. C†	3,141,720
117,692	Liberty Global plc LiLAC, Cl. A†	3,796,732
289,135	Liberty Global plc LiLAC, Cl. C†	9,393,997
20,000	Liberty Media Group, Cl. A†	382,800
40,000	Liberty Media Group, Cl. C†	758,800
80,000	Liberty SiriusXM Group, Cl. A†	2,508,800
160,000	Liberty SiriusXM Group, Cl. C†	4,939,200
360,000	MSG Networks Inc., Cl. A†	5,522,400
150,000	Pandora Media Inc.†	1,867,500
594,500	Salem Media Group Inc.	4,292,290
170,000	Sinclair Broadcast Group Inc., Cl. A	5,076,200
450,000	Sirius XM Holdings Inc.†	1,777,500

		56,706,471

	Building and Construction — 2.8%
60,000	Beazer Homes USA Inc.†	465,000
270,000	CalAtlantic Group Inc.	9,911,700
295,000	D.R. Horton Inc.	9,286,600
52,000	Gibraltar Industries Inc.†	1,641,640
750,000	Hovnanian Enterprises Inc., Cl. A†	1,260,000
200,000	KB Home	3,042,000
427,000	Layne Christensen Co.†	3,458,700
75,000	Lennar Corp., Cl. A	3,457,500
450,000	Lennar Corp., Cl. B	16,762,500
600,000	Louisiana-Pacific Corp.†	10,410,000
130,000	MDC Holdings Inc.	3,164,200
155,000	Meritage Homes Corp.†	5,818,700
12,000	Nortek Inc.†	711,720
2,700	NVR Inc.†	4,806,918
345,000	PulteGroup Inc.	6,724,050
380,000	Toll Brothers Inc.†	10,225,800

		91,147,028

	Business Services — 5.4%
40,000	ACCO Brands Corp.†	413,200
123,000	Ascent Capital Group Inc., Cl. A†	1,892,970
125,000	Blackhawk Network Holdings Inc.†	4,186,250
525,006	Clear Channel Outdoor Holdings Inc., Cl. A	3,265,537
1,225,000	Diebold Inc.	30,416,750
560,488	Edgewater Technology Inc.†	4,842,616
95,000	GP Strategies Corp.†	2,060,550
30,000	GSE Systems Inc.†	66,900
400,000	Internap Corp.†	824,000

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
17,000	Landauer Inc.	$699,720
1,100,000	Live Nation Entertainment Inc.†	25,850,000
220,000	Loomis AB, Cl. B	5,348,730
200,000	Macquarie Infrastructure Corp.	14,810,000
94,000	McGrath RentCorp	2,875,460
373,000	Scientific Games Corp., Cl. A†	3,427,870
15,000	Sealed Air Corp.	689,550
19,000	Sequential Brands Group Inc.†	151,620
120,000	Sohgo Security Services Co. Ltd.	5,868,397
40,000	Stamps.com Inc.†	3,496,800
179,392	Team Inc.†	4,454,303
400,000	The Brink’s Co.	11,396,000
2,000,000	The Interpublic Group of Companies Inc.	46,200,000
33,050	TransAct Technologies Inc.	265,061
404,250	Trans-Lux Corp.†(a)	970,200
47,000	United Rentals Inc.†	3,153,700
14,444	Vectrus Inc.†	411,510

		178,037,694

	Cable — 1.4%
167,000	AMC Networks Inc., Cl. A†	10,090,140
4,000	Cable One Inc.	2,045,640
50,000	DISH Network Corp., Cl. A†	2,620,000
36,000	EchoStar Corp., Cl. A†	1,429,200
297,990	Liberty Global plc, Cl. A†	8,659,595
734,391	Liberty Global plc, Cl. C†	21,040,314

		45,884,889

	Closed-End Business Development Company — 0.0%
108,000	MVC Capital Inc.	868,320

	Closed-End Funds — 0.1%
93,067	The Central Europe, Russia, and Turkey Fund Inc.	1,704,987
31,977	The European Equity Fund Inc.	247,822
101,878	The New Germany Fund Inc.	1,324,414

		3,277,223

	Communications Equipment — 0.1%
350,000	Communications Systems Inc.	2,439,500
52,000	Fortinet Inc.†	1,642,680
290,000	Sycamore Networks Inc.	36,598

		4,118,778

	Computer Software and Services — 2.8%
191,000	Activision Blizzard Inc.	7,569,330
44,000	Avid Technology Inc.†	255,640
80,000	comScore Inc.†	1,910,400
925,479	EarthLink Holdings Corp.	5,923,066
395,000	FalconStor Software Inc.†	414,750
253,231	Global Sources Ltd.†	2,322,128
73,077	Guidance Software Inc.†	452,347
42,000	InterXion Holding NV†	1,548,960
60,000	Mentor Graphics Corp.	1,275,600

		Market
Shares		Value
20,000	Mercury Systems Inc.†	$497,200
20,187	MKS Instruments Inc.	869,252
440,000	NCR Corp.†	12,218,800
3,996	NetScout Systems Inc.†	88,911
65,000	Quantum Corp.†	27,300
8,000	Rocket Internet SE†	155,099
100,000	Rockwell Automation Inc.	11,482,000
166,000	Stratasys Ltd.†	3,799,740
252,500	Tyler Technologies Inc.†	42,094,275
2,000	Zedge Inc., Cl. B†	9,180

		92,913,978

	Consumer Products — 1.7%
295,000	1-800-FLOWERS.COM Inc., Cl. A†	2,660,900
74,000	Brunswick Corp.	3,353,680
33,500	Chofu Seisakusho Co. Ltd.	802,586
50,000	Church & Dwight Co. Inc.	5,144,500
30,000	Elizabeth Arden Inc.†	412,800
64,000	Ginko International Co. Ltd.	664,621
2,000	Harley-Davidson Inc.	90,600
25,000	Harman International Industries Inc.	1,795,500
143,812	Hunter Douglas NV	6,798,792
2,800	Kobayashi Pharmaceutical Co Ltd.	122,965
491,085	Marine Products Corp.	4,154,579
10,000	National Presto Industries Inc.	943,500
12,000	Newell Brands Inc.	582,840
420,000	Sally Beauty Holdings Inc.†	12,352,200
220,000	Samick Musical Instruments Co. Ltd.	521,422
13,000	Shimano Inc.	1,955,067
9,750	Steven Madden Ltd.†	333,255
150,000	Swedish Match AB	5,185,741
87,425	Syratech Corp.†	262
25,000	The Scotts Miracle-Gro Co., Cl. A	1,747,750
22,000	WD-40 Co.	2,583,900
105,000	Wolverine World Wide Inc.	2,133,600

		54,341,060

	Consumer Services — 1.5%
53,000	Bowlin Travel Centers Inc.†	82,150
2,750	Collectors Universe Inc.	54,313
18,000	IAC/InterActiveCorp.	1,013,400
265,017	KAR Auction Services Inc.	11,061,810
100,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,537,000
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	809,560
50,000	Liberty Ventures, Cl. A†	1,853,500
900,000	Rollins Inc.	26,343,000
435,000	TiVo Inc.†	4,306,500

		48,061,233

	Diversified Industrial — 5.5%
17,500	Acuity Brands Inc.	4,339,300
30,000	Aegion Corp.†	585,300
105,000	Albany International Corp., Cl. A	4,192,650
240,000	Ampco-Pittsburgh Corp.	2,714,400

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
6,000	Anixter International Inc.†	$319,680
47,000	Burnham Holdings Inc., Cl. A	752,000
40,076	Covisint Corp.†	87,366
402,000	Crane Co.	22,801,440
103,000	EnPro Industries Inc.	4,572,170
115,000	Greif Inc., Cl. A	4,286,050
117,970	Greif Inc., Cl. B	6,458,857
1,245,000	Griffon Corp.	20,990,700
35,000	Haynes International Inc.	1,122,800
190,000	Jardine Strategic Holdings Ltd.	5,734,200
500,000	Katy Industries Inc.†(a)	625,000
48,000	Key Technology Inc.†	442,080
205,018	Kimball International Inc., Cl. B	2,333,105
20,000	L.B. Foster Co., Cl. A	217,800
78,955	Lawson Products Inc.†	1,568,046
96,000	Lincoln Electric Holdings Inc.	5,671,680
61,000	Lindsay Corp.	4,139,460
35,000	Lydall Inc.†	1,349,600
31,000	Matthews International Corp., Cl. A	1,724,840
592,576	Myers Industries Inc.	8,533,094
126,000	Oil-Dri Corp. of America	4,350,780
125,000	Olin Corp.	3,105,000
310,000	Park-Ohio Holdings Corp.	8,766,800
19,000	Pentair plc	1,107,510
99,000	Raven Industries Inc.	1,875,060
32,000	Roper Technologies Inc.	5,457,920
313,000	Sevcon Inc.†(a)	2,826,390
96,000	Sonoco Products Co.	4,767,360
200	Spectrum Brands Holdings Inc.	23,862
58,000	Standex International Corp.	4,792,540
260,046	Steel Partners Holdings LP†	3,825,277
7,000	T Hasegawa Co. Ltd.	122,762
390,000	Textron Inc.	14,258,400
539,036	Tredegar Corp.	8,689,260
244,000	Trinity Industries Inc.	4,531,080
147,000	Tyco International plc	6,262,200

		180,323,819

	Educational Services — 0.0%
59,000	Career Education Corp.†	351,050
125,000	Corinthian Colleges Inc.†	119
285,000	Universal Technical Institute Inc.	644,100

		995,269

	Electronics — 1.6%
98,000	Badger Meter Inc.	7,156,940
285,000	Bel Fuse Inc., Cl. A(a)	4,294,950
550,000	CTS Corp.	9,856,000
575,000	Cypress Semiconductor Corp.	6,066,250
40,000	Daktronics Inc.	250,000
100,000	Dolby Laboratories Inc., Cl. A	4,785,000
245,000	Gentex Corp.	3,785,250

		Market
Shares		Value
20,000	IMAX Corp.†	$589,600
76,500	Integer Holdings Corp†	2,366,145
68,000	KEMET Corp.†	199,240
33,000	Kimball Electronics Inc.†	410,850
70,000	MOCON Inc.	991,200
350,000	Park Electrochemical Corp.	5,085,500
55,500	Renesas Electronics Corp.†	311,185
135,000	Rofin-Sinar Technologies Inc.†	4,311,900
165,000	Stoneridge Inc.†	2,465,100

		52,925,110

	Energy and Utilities — 7.0%
10,000	Amec Foster Wheeler plc, ADR	65,300
70,000	Avangrid Inc.	3,224,200
125,000	Avista Corp.	5,600,000
340,000	Black Hills Corp.	21,433,600
70,000	Black Ridge Oil and Gas Inc.†	5,600
270,271	Callon Petroleum Co.†	3,035,143
47,000	Chesapeake Utilities Corp.	3,110,460
6,000	Clean Energy Fuels Corp.†	20,820
38,000	CMS Energy Corp.	1,742,680
23,000	Connecticut Water Service Inc.	1,292,600
15,000	CONSOL Energy Inc.	241,350
11,000	Consolidated Water Co. Ltd.	143,660
155,000	Covanta Holding Corp.	2,549,750
103,000	Diamondback Energy Inc.†	9,394,630
406,000	El Paso Electric Co.	19,191,620
80,000	Energy Recovery Inc.†	711,200
60,000	EXCO Resources Inc.†	78,000
20,000	Gamesa Corporacion Tecnologica SA	392,742
170,000	Great Plains Energy Inc.	5,168,000
110,000	Hawaiian Electric Industries Inc.	3,606,900
44,000	Middlesex Water Co.	1,908,720
95,000	National Fuel Gas Co.	5,403,600
15,000	Northwest Natural Gas Co.	972,300
82,000	NorthWestern Corp.	5,171,740
80,000	Oceaneering International Inc.	2,388,800
310,000	Otter Tail Corp.	10,381,900
12,000	Patterson-UTI Energy Inc.	255,840
1,250,000	PNM Resources Inc.	44,300,000
115,000	Rowan Companies plc, Cl. A	2,030,900
2,285,000	RPC Inc.†	35,486,050
123,487	SJW Corp.	4,862,918
177,000	Southwest Gas Corp.	13,931,670
19,000	Spire Inc.	1,345,960
235,000	Steel Excel Inc.†	2,467,500
129,000	SunEdison Inc.†	18,253
30,000	Tesoro Corp.	2,247,600
43,000	The York Water Co.	1,377,720
14,000	Vestas Wind Systems A/S	945,247
220,000	Westar Energy Inc.	12,339,800

		228,844,773

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Entertainment — 2.7%
75,000	Carmike Cinemas Inc.†	$2,259,000
50,000	Discovery Communications Inc., Cl. A†	1,261,500
100,000	Discovery Communications Inc., Cl. C†	2,385,000
431,384	Dover Motorsports Inc.	936,103
44,500	Eros International plc†	724,015
5,000	Global Eagle Entertainment Inc.†	33,200
69,000	International Speedway Corp., Cl. A	2,308,050
6,814	International Speedway Corp., Cl. B	228,780
33,000	Lions Gate Entertainment Corp.	667,590
4,500	Manchester United plc, Cl. A	71,685
1,739,000	Media General Inc.†	29,893,410
254,000	Pinnacle Entertainment Inc.†	2,814,320
72,000	Starz, Cl. A†	2,154,240
210,000	Take-Two Interactive Software Inc.†	7,963,200
124,000	The Madison Square Garden Co, Cl. A†	21,391,240
260,000	Twenty-First Century Fox Inc., Cl. A	7,033,000
157,000	Universal Entertainment Corp.†	3,267,254
153,000	World Wrestling Entertainment Inc., Cl. A	2,816,730

		88,208,317

	Environmental Services — 0.6%
400,000	Republic Services Inc.	20,524,000

	Equipment and Supplies — 8.6%
44,000	A.O. Smith Corp.	3,876,840
534,000	AMETEK Inc.	24,686,820
40,500	AZZ Inc.	2,429,190
10,000	Belden Inc.	603,700
536,000	CIRCOR International Inc.	30,546,640
222,000	CLARCOR Inc.	13,504,260
325,000	Core Molding Technologies Inc.†	4,436,250
165,000	Crown Holdings Inc.†	8,360,550
2,335	Danaher Corp.	235,835
178,000	Donaldson Co. Inc.	6,116,080
215,000	Entegris Inc.†	3,111,050
830,063	Federal Signal Corp.	10,691,211
300,000	Flowserve Corp.	13,551,000
315,500	Franklin Electric Co. Inc.	10,427,275
244,000	Graco Inc.	19,273,560
95,000	IDEX Corp.	7,799,500
455,000	Interpump Group SpA	7,099,434
68,000	Itron Inc.†	2,930,800
38,000	Littelfuse Inc.	4,491,220
55,000	Maezawa Kyuso Industries Co. Ltd.	700,382
100,000	Manitowoc Foodservice Inc.†	1,762,000
81,000	Minerals Technologies Inc.	4,600,800
6,000	MSA Safety Inc.	315,180
688,000	Mueller Industries Inc.	21,933,440
530,000	Mueller Water Products Inc., Cl. A	6,052,600
10,000	Plantronics Inc.	440,000
2,000	Regal Beloit Corp.	110,100

		Market
Shares		Value
4,000	Teleflex Inc.	$709,240
282,000	Tennant Co.	15,191,340
870,000	The Gorman-Rupp Co.	23,846,700
155,000	The Greenbrier Companies Inc.	4,515,150
258,800	The L.S. Starrett Co., Cl. A	3,082,308
100,000	The Manitowoc Co. Inc.	545,000
75,000	The Middleby Corp.†	8,643,750
35,000	The Timken Co.	1,073,100
24,000	The Toro Co.	2,116,800
7,500	Valmont Industries Inc.	1,014,525
149,649	Vicor Corp.†	1,506,965
7,875	Watsco Inc., Cl. B	1,101,240
176,500	Watts Water Technologies Inc., Cl. A	10,282,890

		283,714,725

	Financial Services — 3.8%
10,800	Alleghany Corp.†	5,935,464
29,282	Argo Group International Holdings Ltd.	1,519,736
24,000	Astoria Financial Corp.	367,920
310,000	BBCN Bancorp Inc.	4,625,200
107,700	BKF Capital Group Inc.†	80,775
130,000	Calamos Asset Management Inc., Cl. A	950,300
12,500	Capitol Federal Financial Inc.	174,375
22,000	Crazy Woman Creek Bancorp Inc.	293,700
636,000	Energy Transfer Equity LP	9,139,320
80,000	FCB Financial Holdings Inc., Cl. A†	2,720,000
9,967	Fidelity Southern Corp.	156,183
230,000	First Niagara Financial Group Inc.	2,240,200
265,000	FirstMerit Corp.	5,371,550
500,093	Flushing Financial Corp.	9,941,849
300,064	Fortress Investment Group LLC, Cl. A	1,326,283
1,150,000	GAM Holding AG	12,188,940
265,000	Hilltop Holdings Inc.†	5,562,350
1,350,000	Janus Capital Group Inc.	18,792,000
750,072	KKR & Co. LP	9,255,888
180,000	Legg Mason Inc.	5,308,200
15,000	M&T Bank Corp.	1,773,450
11,500	Manning & Napier Inc.	109,250
60,024	Medallion Financial Corp.	442,977
247,000	Och-Ziff Capital Management Group LLC, Cl. A	938,600
165,000	Oritani Financial Corp.	2,638,350
32,000	PrivateBancorp Inc.	1,408,960
56,000	Pzena Investment Management Inc., Cl. A	426,160
12,000	State Auto Financial Corp.	262,920
431,887	Sterling Bancorp	6,780,626
14,000	T. Rowe Price Group Inc.	1,021,580
14,000	TFS Financial Corp.	241,080
150,000	The Charles Schwab Corp.	3,796,500
10,000	Universal American Corp.	75,800
40,782	Value Line Inc.	666,786
31,209	Virtu Financial Inc., Cl. A	561,762
440,000	Waddell & Reed Financial Inc., Cl. A	7,576,800
10,121	Waterloo Investment Holdings Ltd.†	405

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
572,300	Wright Investors’ Service Holdings Inc.†	$658,145
30,000	Yadkin Financial Corp.	752,700

		126,083,084

	Food and Beverage — 11.6%
575,000	Arca Continental SAB de CV	4,126,654
3,000	Blue Buffalo Pet Products Inc.†	70,020
57,150	Brown-Forman Corp., Cl. A	6,173,915
7,500	Brown-Forman Corp., Cl. B	748,200
210,000	Bull-Dog Sauce Co. Ltd.	408,754
5,000,000	China Tontine Wines Group Ltd.†	146,943
220,000	Chr. Hansen Holding A/S	14,374,622
575,000	Cott Corp.	8,027,000
350,000	Crimson Wine Group Ltd.†	2,926,000
1,800,000	Davide Campari-Milano SpA	17,738,320
55,000	Dean Foods Co.	994,950
275,000	Denny’s Corp.†	2,950,750
302,000	Dr Pepper Snapple Group Inc.	29,182,260
3,500,000	Dynasty Fine Wines Group Ltd.†	649,644
110,000	Farmer Brothers Co.†	3,526,600
510,000	Flowers Foods Inc.	9,562,500
153,000	Ingredion Inc.	19,799,730
180,000	ITO EN Ltd.	6,893,914
90,000	Iwatsuka Confectionery Co. Ltd.	3,076,551
23,500	J & J Snack Foods Corp.	2,802,845
145,000	Kameda Seika Co. Ltd.	8,214,303
1,325,000	Kikkoman Corp.	48,116,496
240,892	Lifeway Foods Inc.†	2,329,426
1,200,000	Maple Leaf Foods Inc.	25,626,379
6,000	MEIJI Holdings Co. Ltd.	606,014
72,000	MGP Ingredients Inc.	2,752,560
450,000	Morinaga Milk Industry Co. Ltd.	3,102,697
21,000	National Beverage Corp.†	1,319,010
85,000	NISSIN FOODS HOLDINGS CO. LTD.	4,601,269
30,000	Nutrisystem Inc.	760,800
6,500,000	Parmalat SpA	16,893,796
278,000	Post Holdings Inc.†	22,987,820
324,000	Rock Field Co. Ltd.	4,750,264
889,236	Snyder’s-Lance Inc.	30,136,208
25,000	The Boston Beer Co. Inc., Cl. A†	4,275,750
428,000	The Hain Celestial Group Inc.†	21,293,000
76,000	The J.M. Smucker Co.	11,583,160
185,000	The WhiteWave Foods Co.†	8,683,900
850,000	Tingyi (Cayman Islands) Holding Corp.	800,905
337,001	Tootsie Roll Industries Inc.	12,984,648
95,000	United Natural Foods Inc.†	4,446,000
22,000	Vina Concha Y Toro SA, ADR	698,280
1,400,000	Vitasoy International Holdings Ltd.	2,540,828
20,000	Willamette Valley Vineyards Inc.†	167,800
150,000	Yakult Honsha Co. Ltd.	7,669,588

		381,521,073

		Market
Shares		Value
	Health Care — 5.1%
41,000	Achaogen Inc.†	$155,390
25,000	Alere Inc.†	1,042,000
14,000	Align Technology Inc.†	1,127,700
22,000	Allergan plc†	5,083,980
78,000	AngioDynamics Inc.†	1,120,860
7,000	Anika Therapeutics Inc.†	375,550
41,500	ArthroCare Corp. Stub†	14,525
43,000	Biolase Inc.†	50,310
12,400	Bio-Rad Laboratories Inc., Cl. A†	1,773,448
18,000	Bruker Corp.	409,320
195,000	Cantel Medical Corp.	13,402,350
154,000	Cempra Inc.†	2,539,460
218,000	Cepheid Inc.†	6,703,500
180,000	Chemed Corp.	24,535,800
59,000	CONMED Corp.	2,816,070
385,000	Cutera Inc.†	4,315,850
84,000	DexCom Inc.†	6,663,720
210,024	Exactech Inc.†	5,616,042
52,000	Globus Medical Inc., Cl. A†	1,239,160
43,000	Henry Schein Inc.†	7,602,400
4,500	Heska Corp.†	167,265
46,500	ICU Medical Inc.†	5,242,875
204,000	Kindred Healthcare Inc.	2,303,160
19,100	Lexicon Pharmaceuticals Inc.†	274,085
36,001	LivaNova plc†	1,808,324
122,000	Masimo Corp.†	6,406,830
204,000	Meridian Bioscience Inc.	3,978,000
19,853	Neogen Corp.†	1,116,731
145,000	NuVasive Inc.†	8,659,400
25,500	Nuvectra Corp.†	188,700
18,000	Ophthotech Corp.†	918,540
319,500	OPKO Health Inc.†	2,984,130
163,444	Orthofix International NV†	6,930,026
69,678	Owens & Minor Inc.	2,604,564
160,000	Pain Therapeutics Inc.†	350,400
50,000	Patterson Companies Inc.	2,394,500
636,000	Quidel Corp.†	11,358,960
205,000	RTI Surgical Inc.†	735,950
25,000	Seikagaku Corp.	384,206
54,084	STERIS plc	3,718,275
2,300	Straumann Holding AG	903,866
3,000	Stryker Corp.	359,490
43,000	SurModics Inc.†	1,009,640
14,000	Syneron Medical Ltd.†	107,660
100,000	Tetraphase Pharmaceuticals Inc.†	430,000
28,000	The Cooper Companies Inc.	4,803,960
45,500	United-Guardian Inc.	731,185
70,000	Vascular Solutions Inc.†	2,916,200
404,500	Wright Medical Group NV†	7,026,165
18,199	Zeltiq Aesthetics Inc.†	497,379

		167,897,901

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Home Furnishings — 0.5%
212,050	Bassett Furniture Industries Inc.	$5,076,477
35,000	Bed Bath & Beyond Inc.	1,512,700
78,500	Ethan Allen Interiors Inc.	2,593,640
215,000	La-Z-Boy Inc.	5,981,300

		15,164,117

	Hotels and Gaming — 3.2%
152,000	Belmond Ltd., Cl. A†.	1,504,800
500,000	Boyd Gaming Corp.†	9,200,000
189,100	Canterbury Park Holding Corp.	2,081,991
223,700	Churchill Downs Inc.	28,266,732
170,000	Dover Downs Gaming & Entertainment Inc.†	180,200
140,000	Formosa International Hotels Corp.	798,537
145,000	Gaming and Leisure Properties Inc.	4,999,600
1,000,000	Genting Singapore plc	538,193
160,000	Golden Entertainment Inc.	1,870,400
65,573	International Game Technology plc	1,228,838
173,000	Las Vegas Sands Corp.	7,523,770
3,150,000	Mandarin Oriental International Ltd.	4,268,250
94,500	Morgans Hotel Group Co.†	202,230
30,000	Penn National Gaming Inc.†	418,500
560,000	Ryman Hospitality Properties Inc.	28,364,000
2,900,000	The Hongkong & Shanghai Hotels Ltd.	2,938,090
385,057	The Marcus Corp.	8,124,703
24,000	Wynn Resorts Ltd.	2,175,360

		104,684,194

	Machinery — 1.6%
470,000	Astec Industries Inc.	26,390,500
3,000	Capstone Turbine Corp.†	4,140
1,700,000	CNH Industrial NV	12,155,000
2,000	Disco Corp.	177,989
300,000	Kennametal Inc.	6,633,000
6,000	Nordson Corp.	501,660
159,030	The Eastern Co.	2,636,717
195,000	Twin Disc Inc.	2,094,300
10,000	Xylem Inc.	446,500

		51,039,806

	Manufactured Housing and Recreational Vehicles — 0.4%
91,000	Cavco Industries Inc.†	8,526,700
14,000	Drew Industries Inc.	1,187,760
73,992	Nobility Homes Inc.†	1,072,884
84,490	Skyline Corp.†	794,206
60,000	Winnebago Industries Inc.	1,375,200

		12,956,750

	Metals and Mining — 0.4%
52,003	Barrick Gold Corp.	1,110,264
205,000	Century Aluminum Co.†	1,297,650
20,000	Constellium NV, Cl. A†	93,800
45,000	Ivanhoe Mines Ltd., Cl. A†	35,179
135,000	Kinross Gold Corp.†	660,150

		Market
Shares		Value
345,000	Materion Corp.	$8,542,200
52,100	Stillwater Mining Co.†	617,906
45,000	TimkenSteel Corp.	432,900
245,000	Turquoise Hill Resources Ltd.†	828,100
45,000	United States Steel Corp.	758,700
15,000	Yamana Gold Inc.	78,000

		14,454,849

	Paper and Forest Products — 0.0%
16,000	Schweitzer-Mauduit International Inc.	564,480
	Publishing — 0.8%
80,000	Cambium Learning Group Inc.†	360,800
3,200	Graham Holdings Co., Cl. B	1,566,528
1,075,000	Il Sole 24 Ore SpA†.	560,704
12,000	John Wiley & Sons Inc., Cl. B	624,000
57,000	Meredith Corp.	2,958,870
65,000	News Corp., Cl. A	737,750
1,300,000	The E.W. Scripps Co., Cl. A†	20,592,000

		27,400,652

	Real Estate — 1.3%
51,100	Capital Properties Inc., Cl. A†	510,489
160,000	Cohen & Steers Inc.	6,470,400
235,000	Griffin Industrial Realty Inc.	7,202,750
6,967	Gyrodyne LLC	139,479
20,000	Lamar Advertising Co., Cl. A	1,326,000
103,000	Morguard Corp.	12,610,016
43,747	New Senior Investment Group Inc.	467,218
4,500	Seritage Growth Properties, Cl. A	224,280
130,000	Tejon Ranch Co.†	3,073,200
505,060	The St. Joe Co.†.	8,949,663

		40,973,495

	Retail — 6.4%
330,000	Aaron’s Inc.	7,223,700
200,000	AutoNation Inc.†	9,396,000
20,224	Barnes & Noble Education Inc.†	205,274
32,000	Barnes & Noble Inc.	363,200
320,700	Big 5 Sporting Goods Corp.	2,972,889
22,639	Biglari Holdings Inc.†	9,131,214
198,100	Casey’s General Stores Inc.	26,052,131
50,000	Coldwater Creek Inc.†	735
82,000	Copart Inc.†	4,018,820
1,000	Cracker Barrel Old Country Store Inc.	171,470
451,000	CST Brands Inc.	19,429,080
462,041	Dominion Diamond Corp.	4,084,442
2,500	Dunkin’ Brands Group Inc.	109,050
13,000	Fairway Group Holdings Corp.†	844
95,000	GNC Holdings Inc., Cl. A	2,307,550
80,000	HSN Inc.	3,914,400
665,000	Ingles Markets Inc., Cl. A	24,804,500
665,000	J.C. Penney Co. Inc.†	5,905,200
378,000	Krispy Kreme Doughnuts Inc.†	7,922,880
38,000	Lands’ End Inc.†	623,960

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Retail (Continued)
180,000	Macy’s Inc.	$6,049,800
80,000	Movado Group Inc.	1,734,400
87,000	Murphy USA Inc.†	6,451,920
157,000	Nathan’s Famous Inc.†	6,986,500
100,000	Penske Automotive Group Inc.	3,146,000
540,000	Pier 1 Imports Inc.	2,775,600
290,000	Rush Enterprises Inc., Cl. B†	6,029,100
4,000	Salvatore Ferragamo SpA	81,012
3,100	Sprouts Farmers Market Inc.†	70,990
302,000	SUPERVALU Inc.†	1,425,440
429,000	The Bon-Ton Stores Inc.	604,890
440,000	The Cheesecake Factory Inc.	21,181,600
195,000	Tractor Supply Co.	17,780,100
44,073	Village Super Market Inc., Cl. A	1,273,269
125,000	Vitamin Shoppe, Inc.†	3,821,250
56,000	Weis Markets Inc.	2,830,800
1,054	Winmark Corp.	105,052
12,000	Yoox Net-A-Porter Group SpA†	276,862

		211,261,924

	Specialty Chemicals — 4.4%
28,000	A. Schulman Inc.	683,760
101,000	Albemarle Corp.	8,010,310
72,000	Ashland Inc.	8,263,440
1,450,000	Chemtura Corp.†	38,251,000
2,307,100	Ferro Corp.†	30,868,998
305,000	H.B. Fuller Co.	13,416,950
91,000	Hawkins Inc.	3,950,310
1,050,000	Huntsman Corp.	14,122,500
16,000	NewMarket Corp.	6,630,080
300,000	OMNOVA Solutions Inc.†	2,175,000
30,000	Platform Specialty Products Corp.†	266,400
12,000	Quaker Chemical Corp.	1,070,400
250,000	Sensient Technologies Corp.	17,760,000

		145,469,148

	Telecommunications — 1.9%
87,000	ATN International Inc.	6,769,470
2,800,000	Cincinnati Bell Inc.†	12,796,000
65,000	Consolidated Communications Holdings Inc.	1,770,600
965,000	Gogo Inc.†	8,096,350
33,000	Harris Corp.	2,753,520
250,000	HC2 Holdings Inc.†	1,075,000
6,000	IDT Corp., Cl. B.	85,140
12,000	Iridium Communications Inc.†	106,560
350,000	Ixia†	3,437,000
35,000	Loral Space & Communications Inc.†	1,234,450
140,000	New ULM Telecom Inc.	1,110,200
40,000	Pharol SGPS SA	4,617
115,000	Rogers Communications Inc., Cl. B	4,646,000
232,010	Shenandoah Telecommunications Co.	9,062,311
705,000	Sprint Corp.†	3,193,650

		Market
Shares		Value
37,584	Verizon Communications Inc.	$2,098,690
808,000	VimpelCom Ltd., ADR	3,135,040

		61,374,598

	Transportation — 0.8%
490,000	GATX Corp.	21,545,300
20,000	Irish Continental Group plc	94,190
415,000	ModusLink Global Solutions Inc.†	510,450
130,000	Navigator Holdings Ltd.†	1,495,000
133,332	Providence and Worcester Railroad Co.	2,173,312

		25,818,252

	Wireless Communications — 0.2%
55,000	Millicom International Cellular SA, SDR	3,347,832
50,000	United States Cellular Corp.†	1,963,500

		5,311,332

	TOTAL COMMON STOCKS	3,174,922,389

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
138,000	Jungheinrich AG	4,137,243

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Business Services — 0.0%
14,748	Trans-Lux Pfd., Ser. B	630,169

	Diversified Industrial — 0.1%
60,098	Sevcon Inc., 4.000%, Ser. A	1,703,778

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,333,947

	RIGHTS — 0.0%
	Health Care — 0.0%
58,000	Durata Therapeutics Inc., CVR, expire 12/31/20†	0
300,000	Sanofi, CVR, expire 12/31/20†	72,000

		72,000

	Wireless Communications — 0.0%
200,000	Leap Wireless International Inc., CVR, expire 03/14/17†	504,000

	TOTAL RIGHTS	576,000

	WARRANTS — 0.0%
	Real Estate — 0.0%
11,091	Tejon Ranch Co., expire 08/31/16†	1

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS — 0.0%
	Automotive — 0.0%
$ 300,000	Navistar International Corp., 8.250%, 11/01/21	$212,250

	Real Estate — 0.0%
61,538	Capital Properties Inc., 5.000%, 12/31/22	61,269

	TOTAL CORPORATE BONDS	273,519

	U.S. GOVERNMENT OBLIGATIONS — 3.2%
105,559,000	U.S. Treasury Bills,
	0.190% to 0.501%††,
	07/07/16 to 12/15/16	105,507,789

	TOTAL INVESTMENTS — 100.0% (Cost $1,847,178,899)	$3,287,750,888

	Aggregate tax cost	$1,857,079,866

	Gross unrealized appreciation	$1,605,551,821
	Gross unrealized depreciation	(174,880,799)

	Net unrealized appreciation/depreciation	$1,430,671,022

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$189,982,747	$2,014	—	$189,984,761
Broadcasting	53,147,252	24,219	$3,535,000	56,706,471
Communications Equipment	4,082,180	36,598	—	4,118,778
Consumer Products	54,340,798	—	262	54,341,060
Consumer Services	47,979,083	82,150	—	48,061,233
Diversified Industrial	178,946,819	1,377,000	—	180,323,819
Educational Services	995,150	—	119	995,269
Entertainment	87,979,537	228,780	—	88,208,317
Financial Services	125,788,979	293,700	405	126,083,084
Food and Beverage	380,871,429	—	649,644	381,521,073
Health Care	167,883,376	—	14,525	167,897,901
Retail	211,261,189	—	735	211,261,924
Telecommunications	60,264,398	1,110,200	—	61,374,598
Other Industries (a)	1,604,044,101	—	—	1,604,044,101
Total Common Stocks	3,167,567,038	3,154,661	4,200,690	3,174,922,389
Preferred Stocks (a)	4,137,243	—	—	4,137,243
Convertible Preferred Stocks (a)	—	2,333,947	—	2,333,947
Rights (a)	72,000	—	504,000	576,000
Warrants (a)	—	—	1	1
Corporate Bonds (a)	—	273,519	—	273,519
U.S. Government Obligations	—	105,507,789	—	105,507,789
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,171,776,281	$111,269,916	$4,704,691	$3,287,750,888

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2016, the Fund held no investments in futures contracts.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI     (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	Anthonie C. van Ekris

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q216QR

The Gabelli Focus Five Fund

Third Quarter Report — June 30, 2016

To Our Shareholders,

For the quarter ended June 30, 2016, the net asset value (“NAV”) per Class I Share of The Gabelli Focus Five Fund decreased 0.1% compared to the Fund’s benchmark which increased 2.3%. For the six months then ended, the Class I Shares increased 1.6% and the Fund’s benchmark increased 2.7%. The benchmark consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a)(b) (Unaudited)
						Since	Since
						January 1,	Inception
	Quarter	Six Months	1 Year	5 Year	10 Year	2012(c)	(12/31/02)
Class AAA (GWSVX)	(0.08)%	1.45%	(13.14)%	5.97%	5.59%	9.57%	7.63%
Russell 2500 Index	3.57	3.98	(3.67)	9.48	7.32	13.14 (d)	10.83
Russell 1000 Index	2.54	3.74	2.93	11.88	7.51	14.47	9.14
MSCI AC World Ex-U.S. Index	(0.40)	(0.67)	(9.80)	0.56	2.33	4.81	7.88
Blended Index	2.26	2.68	(3.71)	7.74	6.10	11.29	9.66
Class A (GWSAX)	(0.08)	1.43	(13.14)	5.97	5.62	9.59	7.66
With sales charge (e)	(5.82)	(4.40)	(18.13)	4.72	4.98	8.15	7.18
Class C (GWSCX)	(0.27)	1.09	(13.78)	5.18	4.82	8.77	6.87
With contingent deferred sales charge (f)	(1.27)	0.09	(14.64)	5.18	4.82	8.77	6.87
Class I (GWSIX)	(0.08)	1.57	(12.98)	6.24	5.82	9.85	7.81

In the current prospectuses dated January 28, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of a 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	On January 1, 2012, the Fund began operating under its current name.

(d)	Russell 2500 Index performance is as of December 31, 2011.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.8%
	Biotechnology — 3.3%
98,286	BioMarin Pharmaceutical Inc.†	$7,646,651

	Building and Construction — 2.2%
350,000	Taylor Morrison Home Corp., Cl. A†	5,194,000

	Cable and Satellite — 13.0%
371,280	EchoStar Corp., Cl. A†	14,739,816
540,000	Liberty Global plc, Cl. C†	15,471,000
1	Liberty Global plc LiLAC, Cl. C†	39

		30,210,855

	Computer Software and Services — 7.5%
15,000	Alphabet Inc., Cl. C†(a)	10,381,500
65,000	Fortinet Inc.†	2,053,350
2,389,081	Internap Corp.†	4,921,507

		17,356,357

	Consumer Products — 5.6%
75,000	Callaway Golf Co.	765,750
145,000	Edgewell Personal Care Co.†	12,239,450

		13,005,200

	Diversified Industrial — 2.3%
1,473,855	Jason Industries Inc.†(b)	5,320,616

	Energy and Utilities — 3.0%
125,000	Canadian Solar Inc.†	1,890,000
900,000	Weatherford International plc†	4,995,000

		6,885,000

	Entertainment — 2.8%
112,774	Take-Two Interactive Software Inc.†	4,276,390
30,000	Time Warner Inc.	2,206,200

		6,482,590

	Financial Services — 0.8%
50,000	Interactive Brokers Group Inc., Cl. A	1,770,000

	Food and Beverage — 8.4%
625,539	Inventure Foods Inc.†	4,885,460
400,000	Maple Leaf Foods Inc.	8,542,126
50,000	Post Holdings Inc.†	4,134,500
40,000	United Natural Foods Inc.†	1,872,000

		19,434,086

	Health Care Equipment and Services — 10.5%
9,537,800	BioScrip Inc.†(b)	24,321,390

	Health Care Equipment and Supplies — 7.0%
390,000	Alere Inc.†	16,255,200

Shares		Market Value
	Hotels and Gaming — 4.2%
430,162	MGM Resorts International†	$9,734,566

	Pharmaceuticals — 5.6%
250,000	Akorn Inc.†	7,121,250
25,000	Allergan plc†	5,777,250

		12,898,500

	Retail — 8.5%
15,000	Advance Auto Parts Inc.	2,424,450
9,206	Ascena Retail Group Inc.†	64,350
335,000	CST Brands Inc.	14,431,800
250,000	Hertz Global Holdings Inc.†	2,767,500

		19,688,100

	Semiconductors — 2.4%
275,000	Integrated Device Technology Inc.†	5,535,750

	Specialty Chemicals — 9.4%
600,000	Chemtura Corp.†	15,828,000
200,000	Methanex Corp.	5,820,000

		21,648,000

	Telecommunications — 3.3%
900,000	Gogo Inc.†	7,551,000

	TOTAL COMMON STOCKS	230,937,861

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$497,000	U.S. Treasury Bills, 0.250% to 0.411%††, 09/15/16 to 10/20/16	496,723

	TOTAL INVESTMENTS — 100.0% (Cost $244,814,154)	$231,434,584

	Aggregate tax cost	$246,737,126

	Gross unrealized appreciation	$21,336,811
	Gross unrealized depreciation	(36,639,353)

	Net unrealized appreciation/depreciation	$(15,302,542)

(a)	Securities, or a portion thereof, with a value of $2,076,300 were deposited with the broker as collateral for options written.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$230,937,861	—	$230,937,861
U.S. Government Obligations	—	$496,723	496,723
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$230,937,861	$496,723	$231,434,584

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at June 30, 2016 or September 30, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of- the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

that such call options are used in equivalent transactions. At June 30, 2016, the Fund held no investments in equity options contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI   (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Chairman and
Chief Executive Officer,
Associated Capital Group, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
Vincent D. Enright
Former Senior Vice
President and Chief
Financial Officer,
KeySpan Corp.

John D. Gabelli
Senior Vice President,
G.research, LLC
Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch
Kuni Nakamura
President,
Advanced Polymer, Inc.
Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus,
Pace University

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS
Bruce N. Alpert
President
Andrea R. Mango
Secretary

Agnes Mullady
Treasurer
Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC
CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
DISBURSING AGENT
State Street Bank and Trust
Company
LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q216QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/26/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/26/2016

* Print the name and title of each signing officer under his or her signature.